Rental Expenses and Sub-Lease Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Operating Leased Assets [Line Items]
The total minimum lease expense during the year recognized in the consolidated statement of income	₨ 13,866.6	$ 182.8	₨ 14,244.4	₨ 13,698.7